Segment information (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Asset Reconciling Item
All other operating segments	$ 2,035	$ 2,472	$ 2,373
Items not included in segment assets:
Cash and short-term investments	1,829	1,825	2,239
Deferred income taxes	3,576	3,226	3,743
Goodwill, intangible assets and other assets	2,025	1,511	1,329
Operating lease methodology difference	(511)	(567)	(578)
Liabilities included in segment assets	12,088	8,758	5,053
Inventory methodology differences	(2,786)	(2,913)	(2,780)
Other	25	222	(609)
Total assets	81,446	64,020	60,038
Reportable segments
Items not included in segment assets:
Total assets	63,165	49,486	49,268
Machinery and Power Systems
Segment Reporting Asset Reconciling Item
All other operating segments	2,035	2,472	2,373
Items not included in segment assets:
Cash and short-term investments	1,829	1,825	2,239
Intercompany receivables	75	618	106
Investment in Financial Products	4,035	4,275	4,514
Deferred income taxes	4,109	3,745	4,177
Goodwill, intangible assets and other assets	2,025	1,511	1,329
Operating lease methodology difference	(511)	(567)	(578)
Liabilities included in segment assets	12,088	8,758	5,053
Inventory methodology differences	(2,786)	(2,913)	(2,780)
Other	362	627	725
Total assets	54,679	39,491	34,196
Machinery and Power Systems | Reportable segments
Items not included in segment assets:
Total assets	31,418	19,140	17,038
Financial Products
Items not included in segment assets:
Other	(194)	(233)	(255)
Total assets	31,553	30,113	31,975
Financial Products | Reportable segments
Items not included in segment assets:
Total assets	31,747	30,346	32,230
Consolidating Adjustments
Items not included in segment assets:
Intercompany receivables	(75)	(618)	(106)
Investment in Financial Products	(4,035)	(4,275)	(4,514)
Deferred income taxes	(533)	(519)	(434)
Other	(143)	(172)	(1,079)
Total assets	$ (4,786)	$ (5,584)	$ (6,133)